Acquisition of control of the AGM (Narrative) (Details) $ in Thousands, Share in Millions		2 Months Ended	12 Months Ended
	Mar. 04, 2024 USD ($) Share oz	Mar. 03, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs			$ 2,492	$ 378
Revenue			231,339	0
Net income			8,541	26,085
AGM JV. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest		45.00%
Revenue from assets acquired			231,300
Net income from assets acquired			26,400
Revenue			265,200
Net income			35,200
AGM JV. [Member] | Gold Fields Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of equity interests acquired	45.00%
Cash transferred	$ 65,000
Total consideration of shares issued | Share	28.5
Deferred consideration	$ 55,000
Description of deferred consideration	The Deferred Consideration is to be paid in cash subject to the Company's right to satisfy up to 20% of each payment with common shares of the Company, subject to Gold Fields not owning more than 19.9% of the Company's issued and outstanding common shares at that time
Contingent consideration	$ 30,000
Net smelter return royalty	1.00%
Contingent consideration upon production of gold | oz	100,000
Maximum production of gold | oz	447,000
Description of royalty on production	Gold Fields also received a 1% net smelter return royalty on production from the Nkran deposit beginning upon 100,000 gold ounces being produced, and subject to a maximum of 447,000 gold ounces of production ("Nkran Royalty"). Galiano has a right of first refusal on any full or partial disposition of the Nkran Royalty by Gold Fields.
Description of fair value determination for common shares issued as consideration	The common share consideration fair value is based on a value of $1.14 per share, being the closing price of the Company's common shares on the NYSE American on March 4, 2024.
Description of fair value determination for deferred consideration	The Deferred Consideration fair value was estimated using a discounted cash flow model and applying a 6.3% discount rate.
Description of fair value determination for contingent consideration	The Contingent Consideration fair value was estimated using a discounted cash flow model and applying a 14.5% discount rate.
Description of fair value determination for Nkran Royalty	The Nkran Royalty fair value was estimated using a discounted cash flow model and applying a forecast long-term gold price of $1,725 per ounce and a discount rate of 14.5%.
Fair value of preferred shares	$ 46,800
Fair value of previous equity investment	89,700
Acquisition related costs			$ 2,500	$ 400
AGM JV. [Member] | Gold Fields Limited [Member] | December 31, 2025 [Member]
Disclosure of detailed information about business combination [line items]
Deferred consideration	25,000
AGM JV. [Member] | Gold Fields Limited [Member] | December 31, 2026 [Member]
Disclosure of detailed information about business combination [line items]
Deferred consideration	$ 30,000
AGM JV. [Member] | Asanko Gold Ghana Ltd. (AGGL) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	90.00%
AGM JV. [Member] | Adansi Gold Company (GH) Ltd [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	100.00%
AGM JV. [Member] | Shika Group Finance Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	100.00%
AGM JV. [Member] | GFI Netherlands B.V. [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest	100.00%